Portfolio of Investments
Touchstone Balanced Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 68.8%
	Information Technology — 17.5%
6,364	Apple, Inc.	$ 777,363
1,250	International Business Machines Corp.	166,575
3,845	Microsoft Corp.	906,536
4,155	Oracle Corp.	291,556
1,544	salesforce.com, Inc.*	327,127
2,300	SS&C Technologies Holdings, Inc.	160,701
1,466	Texas Instruments, Inc.	277,059
939	Visa, Inc. - Class A	198,815
786	Workday, Inc. - Class A*	195,266
		3,300,998
	Communication Services — 13.3%
433	Alphabet, Inc. - Class C*	895,717
2,825	AT&T, Inc.	85,513
5,878	Comcast Corp. - Class A	318,058
2,420	Facebook, Inc. - Class A*	712,762
3,262	Fox Corp. - Class A	117,791
410	Netflix, Inc.*	213,881
902	Walt Disney Co. (The)*	166,437
		2,510,159
	Consumer Discretionary — 8.9%
835	Alibaba Group Holding Ltd. (China) ADR*	189,320
204	Amazon.com, Inc.*	631,192
2,194	Hilton Worldwide Holdings, Inc.*	265,298
2,323	JD.com, Inc. (China) ADR*	195,899
1,634	Starbucks Corp.	178,547
5,499	Trip.com Group Ltd. (China) ADR*	217,925
		1,678,181
	Financials — 8.5%
9,312	Bank of America Corp.	360,281
1,937	Berkshire Hathaway, Inc. - Class B*	494,845
1,401	Goldman Sachs Group, Inc. (The)	458,127
1,318	Signature Bank	298,000
		1,611,253
	Health Care — 7.7%
1,401	AmerisourceBergen Corp.	165,416
3,773	Bristol-Myers Squibb Co.	238,190
1,790	HCA Healthcare, Inc.	337,129
2,327	Johnson & Johnson	382,442
905	UnitedHealth Group, Inc.	336,723
		1,459,900
	Industrials — 6.3%
683	Deere & Co.	255,538
431	FedEx Corp.	122,421
1,446	Hubbell, Inc.	270,243
667	Parker-Hannifin Corp.	210,392
4,293	Raytheon Technologies Corp.	331,720
		1,190,314
	Consumer Staples — 2.5%
2,761	Monster Beverage Corp.*	251,500
2,449	Philip Morris International, Inc.	217,324
		468,824
	Real Estate — 1.7%
1,767	Jones Lang LaSalle, Inc.*	316,364
	Energy — 1.3%
3,001	Exxon Mobil Corp.	167,546
3,317	Schlumberger NV	90,189
		257,735
Shares		Market Value

	Materials — 1.1%
2,661	DuPont de Nemours, Inc.	$ 205,642
	Total Common Stocks	$12,999,370
Principal Amount
	Corporate Bonds — 15.5%
	Financials — 3.5%
$ 34,000	Allstate Corp. (The), 1.450%, 12/15/30	31,112
15,000	American Financial Group, Inc., 5.250%, 4/2/30	17,751
24,000	Ares Capital Corp., 3.250%, 7/15/25	24,743
50,000	Bank of America Corp., MTN, 4.000%, 1/22/25	54,629
24,000	Bank of Montreal (Canada), 3.803%, 12/15/32	26,348
14,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	16,160
18,000	Citigroup, Inc., 3.200%, 10/21/26	19,333
11,000	Citigroup, Inc., 4.750%, 5/18/46	13,070
24,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.768%, 2/15/27(A)	23,208
20,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 1.218%, 7/24/23(A)	20,146
32,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	35,012
31,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	31,057
16,000	JPMorgan Chase & Co., 2.956%, 5/13/31	16,273
25,000	JPMorgan Chase & Co., 3.509%, 1/23/29	27,018
44,000	Mastercard, Inc., 3.300%, 3/26/27	48,340
45,000	Morgan Stanley, 3.950%, 4/23/27	49,764
25,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	26,637
18,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	19,126
31,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.761%, 1/15/27(A)	30,031
26,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.760%, 6/1/28(A)	25,053
20,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	20,002
55,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.870%, 5/15/27(A)	53,357
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	23,493
		651,663
	Consumer Staples — 2.0%
32,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	31,126
28,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	33,164
17,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	16,820
58,000	Costco Wholesale Corp., 1.375%, 6/20/27	57,765
50,000	General Mills, Inc., (3M LIBOR +1.010%), 1.233%, 10/17/23(A)	50,724
16,000	Kroger Co. (The), 5.000%, 4/15/42	19,270
42,000	Mars, Inc., 144a, 3.875%, 4/1/39	46,799
55,000	PepsiCo, Inc., 1.625%, 5/1/30	52,540
20,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	22,185
13,000	Starbucks Corp., 3.350%, 3/12/50	12,614
14,000	Sysco Corp., 5.950%, 4/1/30	17,502
13,000	Tyson Foods, Inc., 3.550%, 6/2/27	14,191
		374,700
	Health Care — 1.8%
15,000	AbbVie, Inc., 3.800%, 3/15/25	16,404
20,000	AbbVie, Inc., 4.450%, 5/14/46	22,981
18,000	AbbVie, Inc., 5.000%, 12/15/21	18,358
17,000	Becton Dickinson and Co., 4.685%, 12/15/44	20,203

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 15.5% (Continued)
	Health Care — (Continued)
$ 17,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	$ 21,779
36,000	Cigna Corp., 4.375%, 10/15/28	40,995
21,000	CommonSpirit Health, 4.187%, 10/1/49	22,583
13,000	CVS Health Corp., 4.300%, 3/25/28	14,759
13,000	CVS Health Corp., 5.125%, 7/20/45	15,875
35,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	35,603
45,000	Johnson & Johnson, 2.900%, 1/15/28	48,631
36,000	Mylan, Inc., 4.550%, 4/15/28	40,725
16,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	17,183
		336,079
	Information Technology — 1.5%
75,000	Apple, Inc., 2.750%, 1/13/25	79,787
24,000	Apple, Inc., 4.650%, 2/23/46	29,761
18,000	Fiserv, Inc., 3.500%, 7/1/29	19,403
22,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	24,557
34,000	Microsoft Corp., 3.500%, 2/12/35	37,948
20,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	23,337
46,000	Oracle Corp., 2.650%, 7/15/26	48,251
17,000	Visa, Inc., 4.150%, 12/14/35	20,080
		283,124
	Industrials — 1.4%
18,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	17,877
5,000	Boeing Co. (The), 5.040%, 5/1/27	5,697
8,000	Boeing Co. (The), 5.805%, 5/1/50	10,088
25,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	33,390
27,000	Carrier Global Corp., 3.577%, 4/5/50	26,432
7,000	Eagle Materials, Inc., 4.500%, 8/1/26	7,229
21,000	FedEx Corp., 5.100%, 1/15/44	25,356
12,000	General Electric Co., 4.125%, 10/9/42	12,875
46,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	46,669
20,000	Norfolk Southern Corp., 4.837%, 10/1/41	24,279
19,000	Roper Technologies, Inc., 2.950%, 9/15/29	19,773
30,000	Waste Management, Inc., 2.500%, 11/15/50	25,821
17,000	Xylem, Inc., 1.950%, 1/30/28	16,959
		272,445
	Energy — 1.2%
21,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	23,223
14,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	17,725
14,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	15,119
18,000	Diamondback Energy, Inc., 2.875%, 12/1/24	18,980
22,000	Diamondback Energy, Inc., 3.125%, 3/24/31	21,912
8,000	Enable Midstream Partners LP, 4.150%, 9/15/29	8,314
21,000	Energy Transfer Operating LP, 4.950%, 6/15/28	23,488
28,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	37,086
22,000	Phillips 66 Partners LP, 3.150%, 12/15/29	22,301
8,000	Phillips 66 Partners LP, 3.750%, 3/1/28	8,556
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	22,754
		219,458
	Utilities — 1.1%
14,000	American Water Capital Corp., 6.593%, 10/15/37	19,718
21,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	23,299
15,000	Duke Energy Progress LLC, 4.150%, 12/1/44	16,918
13,000	Edison International, 4.125%, 3/15/28	13,942
30,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	31,919
6,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	6,610
28,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	24,394
27,000	PacifiCorp., 5.750%, 4/1/37	35,258
Principal Amount		MarketValue

	Utilities — (Continued)
$ 13,000	Virginia Electric & Power Co., 3.300%, 12/1/49	$ 12,888
30,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.306%, 5/15/67(A)	27,376
		212,322
	Communication Services — 1.1%
7,000	Alphabet, Inc., 1.900%, 8/15/40	6,031
10,000	AT&T, Inc., 4.500%, 5/15/35	11,268
24,000	Booking Holdings, Inc., 3.600%, 6/1/26	26,228
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	32,473
14,000	Comcast Corp., 4.000%, 3/1/48	15,598
15,000	Comcast Corp., 4.150%, 10/15/28	17,162
14,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	15,101
8,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	11,853
22,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	23,974
41,000	Verizon Communications, Inc., 144a, 2.987%, 10/30/56	36,061
13,000	ViacomCBS, Inc., 4.950%, 5/19/50†	15,195
		210,944
	Real Estate — 1.0%
14,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	15,341
23,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	25,051
30,000	Equinix, Inc. REIT, 2.900%, 11/18/26	31,625
22,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	21,403
15,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	16,227
16,000	Realty Income Corp. REIT, 3.250%, 1/15/31	16,877
17,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	18,893
5,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	5,500
16,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	17,795
17,000	VEREIT Operating Partnership LP, 4.600%, 2/6/24	18,598
		187,310
	Consumer Discretionary — 0.8%
8,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	8,466
12,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	12,914
4,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	4,742
20,000	Home Depot, Inc. (The), 5.950%, 4/1/41	27,695
24,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	24,784
24,000	Lowe's Cos, Inc., 4.500%, 4/15/30	27,666
21,000	Toyota Motor Credit Corp., MTN, 0.500%, 8/14/23	21,008
22,000	Walmart, Inc., 2.850%, 7/8/24	23,606
		150,881
	Materials — 0.1%
19,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	22,134
	Total Corporate Bonds	$2,921,060
	U.S. Treasury Obligations — 8.7%
125,000	U.S. Treasury Bond, 1.875%, 2/15/41	116,094
260,000	U.S. Treasury Note, 0.125%, 2/28/23	259,838
245,000	U.S. Treasury Note, 0.375%, 3/31/22	245,708
150,000	U.S. Treasury Note, 1.375%, 1/31/22	151,611
475,000	U.S. Treasury Note, 1.500%, 9/30/21	478,396
375,000	U.S. Treasury Note, 1.500%, 11/30/24	387,612
	Total U.S. Treasury Obligations	$1,639,259
	U.S. Government Mortgage-Backed Obligations — 4.3%
170,438	FHLMC, Pool #G05624, 4.500%, 9/1/39	192,246
114,062	FHLMC, Pool #Q29260, 4.000%, 10/1/44	126,255
68,770	FNMA, Pool #725423, 5.500%, 5/1/34	80,214
63,084	FNMA, Pool #725610, 5.500%, 7/1/34	73,765
14,288	FNMA, Pool #890310, 4.500%, 12/1/40	15,889

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 4.3% (Continued)
$ 52,894	FNMA, Pool #AD9193, 5.000%, 9/1/40	$ 60,835
244,452	FNMA, Pool #AL5718, 3.500%, 9/1/44	264,463
	Total U.S. Government Mortgage-Backed Obligations	$813,667
Shares
Exchange-Traded Fund — 1.6%
2,738	iShares JP Morgan USD Emerging Markets Bond ETF	298,113
Principal Amount
	Sovereign Government Obligations — 0.3%
$ 37,000	Peruvian Government International Bond, 2.780%, 12/1/60	30,433
36,000	Province of British Columbia Canada, 1.300%, 1/29/31	33,840
	Total Sovereign Government Obligations	$64,273
Shares
	Short-Term Investment Funds — 1.4%
258,854	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	258,854
15,701	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	15,701
	Total Short-Term Investment Funds	$274,555
	Total Investment Securities—100.6% (Cost $12,998,182)	$19,010,297
	Liabilities in Excess of Other Assets — (0.6%)	(118,427)
	Net Assets — 100.0%	$18,891,870
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2021.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $15,043.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $337,148 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,999,370	$—	$—	$12,999,370
Corporate Bonds	—	2,921,060	—	2,921,060
U.S. Treasury Obligations	—	1,639,259	—	1,639,259
U.S. Government Mortgage-Backed Obligations	—	813,667	—	813,667
Exchange-Traded Fund	298,113	—	—	298,113
Sovereign Government Obligations	—	64,273	—	64,273
Short-Term Investment Funds	274,555	—	—	274,555
Total	$13,572,038	$5,438,259	$—	$19,010,297
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – March 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 40.7%
	Financials — 9.6%
$ 368,000	Allstate Corp. (The), 1.450%, 12/15/30	$ 336,745
181,000	American Financial Group, Inc., 5.250%, 4/2/30	214,195
276,000	Ares Capital Corp., 3.250%, 7/15/25	284,542
3,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 4.250%, 4/15/26	3,141
244,000	Bank of America Corp., 3.705%, 4/24/28	266,745
390,000	Bank of America Corp., MTN, 4.000%, 1/22/25	426,102
326,000	Bank of Montreal (Canada), 3.803%, 12/15/32	357,893
230,000	Bank of Nova Scotia (The) (Canada), (3M LIBOR +0.620%), 0.810%, 9/19/22(A)	231,702
316,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	326,481
172,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	198,534
320,000	Citigroup, Inc., (3M LIBOR +1.430%), 1.621%, 9/1/23(A)	325,122
219,000	Citigroup, Inc., 3.200%, 10/21/26	235,221
138,000	Citigroup, Inc., 4.750%, 5/18/46	163,965
123,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	126,383
310,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	302,655
355,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.768%, 2/15/27(A)	343,284
68,000	Credit Acceptance Corp., 6.625%, 3/15/26	71,570
24,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	24,588
171,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	195,986
69,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	71,501
398,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 1.218%, 7/24/23(A)	400,905
177,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	193,659
262,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	266,039
200,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	220,428
340,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	340,625
249,000	JPMorgan Chase & Co., 2.956%, 5/13/31	253,246
327,000	JPMorgan Chase & Co., 3.509%, 1/23/29	353,400
334,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	360,457
24,000	MGIC Investment Corp., 5.250%, 8/15/28	24,990
303,000	Morgan Stanley, 3.950%, 4/23/27	335,078
48,000	Navient Corp., 5.500%, 1/25/23	49,800
44,000	Navient Corp., 5.875%, 10/25/24	46,205
48,000	Navient Corp., 7.250%, 9/25/23	51,952
369,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	393,169
235,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	249,696
347,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.761%, 1/15/27(A)	336,156
15,000	OneMain Finance Corp., 4.000%, 9/15/30	14,587
6,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	5,738
19,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	19,694
356,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.760%, 6/1/28(A)	343,035
14,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	13,580
66,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	71,229
39,000	Quicken Loans LLC, 144a, 5.250%, 1/15/28	41,048
21,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	20,265
296,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	296,024
Principal Amount		Market Value

	Financials — (Continued)
$ 551,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.870%, 5/15/27(A)	$ 534,541
210,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	224,253
		9,966,154
	Health Care — 4.1%
163,000	AbbVie, Inc., 3.800%, 3/15/25	178,259
276,000	AbbVie, Inc., 4.450%, 5/14/46	317,135
289,000	AbbVie, Inc., 5.000%, 12/15/21	294,748
21,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	21,792
25,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	24,875
226,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	233,774
13,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	13,293
6,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	5,971
61,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	62,537
38,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	40,327
215,000	Becton Dickinson and Co., 4.685%, 12/15/44	255,514
223,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	285,695
9,000	Charles River Laboratories International, Inc., 144a, 3.750%, 3/15/29	9,014
249,000	Cigna Corp., 4.375%, 10/15/28	283,548
256,000	CommonSpirit Health, 4.187%, 10/1/49	275,297
185,000	CommonSpirit Health, 4.200%, 8/1/23	199,647
181,000	CVS Health Corp., 4.300%, 3/25/28	205,489
191,000	CVS Health Corp., 5.125%, 7/20/45	233,233
28,000	DaVita, Inc., 144a, 3.750%, 2/15/31	26,830
38,000	DaVita, Inc., 144a, 4.625%, 6/1/30	38,652
285,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	289,909
19,000	Encompass Health Corp., 4.500%, 2/1/28	19,458
70,000	HCA, Inc., 3.500%, 9/1/30	70,808
11,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	11,963
60,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	62,850
9,000	Legacy LifePoint Health LLC, 144a, 6.750%, 4/15/25	9,563
53,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	56,673
38,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	39,995
228,000	Mylan, Inc., 4.550%, 4/15/28	257,924
59,000	Select Medical Corp., 144a, 6.250%, 8/15/26	62,703
47,000	Tenet Healthcare Corp., 5.125%, 5/1/25	47,660
26,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	28,071
39,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	37,294
304,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	326,476
4,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	4,150
		4,331,127
	Energy — 4.0%
270,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	279,200
11,000	Antero Resources Corp., 5.000%, 3/1/25	11,008
57,000	Apache Corp., 4.875%, 11/15/27	58,425
32,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	34,487
321,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	354,982
24,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	23,922
21,000	California Resources Corp., 144a, 7.125%, 2/1/26	21,372
221,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	279,800
202,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	218,145
416,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	478,793
26,000	Cheniere Energy Partners LP, 144a, 4.000%, 3/1/31	26,455
46,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	47,840

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.7% (Continued)
	Energy — (Continued)
$ 35,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	$ 36,406
17,000	Continental Resources, Inc., 4.375%, 1/15/28	17,953
12,000	Continental Resources, Inc., 4.900%, 6/1/44	12,000
12,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	13,558
45,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	45,000
280,000	Diamondback Energy, Inc., 3.125%, 3/24/31	278,875
86,000	Enable Midstream Partners LP, 4.150%, 9/15/29	89,374
328,000	Energy Transfer Operating LP, 4.950%, 6/15/28	366,857
12,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	11,694
8,000	EQM Midstream Partners LP, 144a, 4.750%, 1/15/31	7,760
26,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	26,326
13,000	Global Partners LP / GLP Finance Corp., 6.875%, 1/15/29	13,952
17,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	17,149
10,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	10,329
28,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	29,330
47,000	Murphy Oil Corp., 6.375%, 12/1/42	42,770
238,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	315,232
105,000	NuStar Logistics LP, 5.625%, 4/28/27	109,840
4,000	Occidental Petroleum Corp., 4.100%, 2/15/47	3,200
39,000	Occidental Petroleum Corp., 4.200%, 3/15/48	31,395
18,000	Occidental Petroleum Corp., 6.125%, 1/1/31	19,876
31,000	Occidental Petroleum Corp., 6.375%, 9/1/28	34,026
22,000	Occidental Petroleum Corp., 6.625%, 9/1/30	24,724
30,000	Occidental Petroleum Corp., 8.500%, 7/15/27	35,550
40,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	40,138
80,000	PDC Energy, Inc., 5.750%, 5/15/26	82,980
35,000	PDC Energy, Inc., 6.125%, 9/15/24	35,914
243,000	Phillips 66 Partners LP, 3.150%, 12/15/29	246,327
90,000	Phillips 66 Partners LP, 3.750%, 3/1/28	96,251
22,636	Ruby Pipeline LLC, 144a, 8.000%, 4/1/22	18,567
23,000	Southwestern Energy Co., 8.375%, 9/15/28	25,242
27,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	28,350
18,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	17,793
84,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	85,260
64,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	66,452
		4,170,879
	Communication Services — 3.9%
102,000	Alphabet, Inc., 1.900%, 8/15/40	87,881
71,000	Altice France SA (France), 144a, 7.375%, 5/1/26	73,840
29,000	AMC Networks, Inc., 4.250%, 2/15/29	28,203
8,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	8,000
41,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	40,926
232,000	AT&T, Inc., 4.500%, 5/15/35	261,423
8,000	Cable One, Inc., 144a, 4.000%, 11/15/30	7,914
25,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	26,031
9,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	9,020
24,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	24,300
2,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	2,038
69,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	71,501
11,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	11,630
Principal Amount		Market Value

	Communication Services — (Continued)
$ 160,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	$ 171,600
265,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	344,216
203,000	Comcast Corp., 4.000%, 3/1/48	226,172
248,000	Comcast Corp., 4.150%, 10/15/28	283,737
9,000	CommScope, Inc., 144a, 7.125%, 7/1/28	9,559
222,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	239,456
121,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	179,281
44,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	31,669
24,000	Frontier Communications Corp., 144a, 5.000%, 5/1/28	24,420
29,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	30,740
17,000	GCI LLC, 144a, 4.750%, 10/15/28	17,404
22,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	21,652
23,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	22,799
9,000	Lamar Media Corp., 144a, 3.625%, 1/15/31	8,640
19,000	Lamar Media Corp., 4.875%, 1/15/29	19,879
38,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	36,812
22,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	22,642
28,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	29,313
12,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	12,257
42,000	MDC Partners, Inc. (Canada), 144a, 7.500%, 5/1/24	42,420
30,000	Meredith Corp., 144a, 6.500%, 7/1/25	32,186
49,000	Netflix, Inc., 4.875%, 4/15/28	55,709
30,000	Netflix, Inc., 144a, 5.375%, 11/15/29	35,477
20,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	20,211
39,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	41,242
111,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	120,296
20,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	19,900
7,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	6,878
56,000	Sinclair Television Group, Inc., 144a, 4.125%, 12/1/30	53,900
7,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	6,834
70,000	TEGNA, Inc., 5.000%, 9/15/29	72,643
53,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	60,110
29,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	34,365
47,000	T-Mobile USA, Inc., 3.375%, 4/15/29	47,484
326,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	355,252
427,000	Verizon Communications, Inc., 144a, 2.987%, 10/30/56	375,566
185,000	ViacomCBS, Inc., 4.950%, 5/19/50†	216,235
98,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	96,432
		4,078,095
	Consumer Staples — 3.9%
23,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 3.500%, 2/15/29	22,396
40,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	38,600
370,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	359,895
12,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	11,420
57,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	59,077
77,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	77,000
427,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	505,748

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.7% (Continued)
	Consumer Staples — (Continued)
$ 52,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	$ 52,780
173,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	171,171
7,000	Central Garden & Pet Co., 4.125%, 10/15/30	7,070
32,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	32,640
422,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	463,741
33,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	36,269
77,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	85,219
28,000	Kraft Heinz Foods Co., 4.375%, 6/1/46	29,193
213,000	Kroger Co. (The), 5.000%, 4/15/42	256,527
4,000	Macy's Retail Holdings LLC, 3.625%, 6/1/24†	4,000
42,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29†	43,069
327,000	Mars, Inc., 144a, 3.875%, 4/1/39	364,366
20,000	Murphy Oil USA, Inc., 144a, 3.750%, 2/15/31	19,658
40,000	NESCO Holdings II, Inc., 144a, 5.500%, 4/15/29	41,020
55,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	55,206
11,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	11,742
20,000	Pilgrim's Pride Corp., 144a, 4.250%, 4/15/31	19,925
26,000	Post Holdings, Inc., 144a, 4.500%, 9/15/31	25,714
29,000	QVC, Inc., 4.375%, 9/1/28	29,230
46,000	QVC, Inc., 4.750%, 2/15/27	47,610
286,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	317,245
70,000	Staples, Inc., 144a, 7.500%, 4/15/26	73,850
25,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 4.500%, 3/15/29	25,255
154,000	Sysco Corp., 5.950%, 4/1/30	192,525
152,000	Tyson Foods, Inc., 3.550%, 6/2/27	165,926
17,000	United Rentals North America, Inc., 3.875%, 2/15/31	17,120
10,000	United Rentals North America, Inc., 4.000%, 7/15/30	10,177
32,000	US Foods, Inc., 144a, 6.250%, 4/15/25	34,304
324,000	Walmart, Inc., 2.850%, 7/8/24	347,658
		4,054,346
	Industrials — 3.7%
244,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	242,335
50,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	53,062
62,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	63,395
77,000	Boeing Co. (The), 5.040%, 5/1/27	87,741
89,000	Boeing Co. (The), 5.805%, 5/1/50	112,230
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	353,930
40,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	40,406
329,000	Carrier Global Corp., 3.577%, 4/5/50	322,074
95,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	99,750
144,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	152,021
21,000	Delta Air Lines, Inc., 3.750%, 10/28/29	20,462
28,000	Dycom Industries, Inc., 144a, 4.500%, 4/15/29	28,043
331,000	FedEx Corp., 5.100%, 1/15/44	399,653
11,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	11,495
37,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 9.750%, 8/1/27	42,134
45,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	45,056
45,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	43,650
42,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	40,845
Principal Amount		Market Value

	Industrials — (Continued)
$ 6,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	$ 7,254
15,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	17,700
290,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	294,218
19,000	Meritor, Inc., 144a, 4.500%, 12/15/28	19,057
19,000	Meritor, Inc., 144a, 6.250%, 6/1/25	20,235
47,000	Moog, Inc., 144a, 4.250%, 12/15/27	47,940
26,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	26,650
237,000	Norfolk Southern Corp., 4.837%, 10/1/41	287,706
28,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	30,439
32,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	32,920
38,000	Quad/Graphics, Inc., 7.000%, 5/1/22†	37,543
14,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	13,720
32,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	32,577
30,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	30,508
14,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	15,050
26,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	24,635
7,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	7,298
11,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	10,862
19,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	19,874
17,000	TransDigm, Inc., 6.375%, 6/15/26	17,574
6,000	TransDigm, Inc., 6.500%, 5/15/25	6,113
49,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	51,935
6,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	6,534
36,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	37,755
351,000	Waste Management, Inc., 2.500%, 11/15/50	302,101
26,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	29,094
19,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	20,355
227,000	Xylem, Inc., 1.950%, 1/30/28	226,453
		3,832,382
	Information Technology — 2.9%
335,000	Apple, Inc., 2.750%, 1/13/25	356,384
228,000	Apple, Inc., 4.650%, 2/23/46	282,725
16,000	Black Knight InfoServ LLC, 144a, 3.625%, 9/1/28	15,722
16,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	16,084
13,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	13,942
51,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	52,730
282,000	Fiserv, Inc., 3.500%, 7/1/29	303,975
300,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	334,863
25,000	J2 Global, Inc., 144a, 4.625%, 10/15/30	25,335
200,000	Mastercard, Inc., 3.300%, 3/26/27	219,728
144,000	Microsoft Corp., 3.500%, 2/12/35	160,721
18,000	NCR Corp., 144a, 5.125%, 4/15/29	18,204
319,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	372,230
32,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	32,160
170,000	Oracle Corp., 2.650%, 7/15/26	178,320
278,000	Roper Technologies, Inc., 2.950%, 9/15/29	289,319
60,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	63,840
214,000	Visa, Inc., 4.150%, 12/14/35	252,775
40,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	41,550
		3,030,607
	Real Estate — 2.6%
166,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	181,905
351,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	382,292
6,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	6,165

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.7% (Continued)
	Real Estate — (Continued)
$ 36,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	$ 35,505
26,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	29,432
230,000	Equinix, Inc. REIT, 2.900%, 11/18/26	242,455
278,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	270,454
21,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	20,567
28,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	28,349
38,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	39,208
38,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	40,788
181,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	195,811
54,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	55,755
204,000	Realty Income Corp. REIT, 3.250%, 1/15/31	215,180
10,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	10,040
282,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	313,404
28,000	Service Properties Trust REIT, 4.650%, 3/15/24	28,000
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	105,609
180,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	200,191
244,000	VEREIT Operating Partnership LP, 4.600%, 2/6/24	266,934
		2,668,044
	Utilities — 2.5%
213,000	American Water Capital Corp., 6.593%, 10/15/37	299,996
15,000	Calpine Corp., 144a, 5.000%, 2/1/31	14,622
6,000	Clearway Energy Operating LLC, 144a, 3.750%, 2/15/31	5,755
7,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	7,283
241,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	267,386
91,000	Duke Energy Progress LLC, 4.150%, 12/1/44	102,633
202,000	Edison International, 4.125%, 3/15/28	216,641
218,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	248,222
23,000	FirstEnergy Transmission LLC, 144a, 4.550%, 4/1/49	24,188
11,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	12,679
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	90,438
67,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	73,808
362,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	315,383
124,000	PacifiCorp., 5.750%, 4/1/37	161,923
21,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	21,341
8,000	PG&E Corp., 5.250%, 7/1/30	8,492
23,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	23,173
72,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	72,900
198,000	Virginia Electric & Power Co., 3.300%, 12/1/49	196,298
437,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.306%, 5/15/67(A)	398,780
		2,561,941
	Consumer Discretionary — 2.4%
14,000	Allison Transmission, Inc., 144a, 3.750%, 1/30/31	13,562
12,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25	12,360
6,000	Carnival Corp., 144a, 7.625%, 3/1/26	6,446
36,000	Carnival Corp., 144a, 9.875%, 8/1/27	42,386
76,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	79,800
69,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	71,362
11,000	Dana, Inc., 5.625%, 6/15/28	11,770
13,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	14,129
12,000	Ford Motor Co., 4.750%, 1/15/43	12,089
13,000	Ford Motor Co., 9.000%, 4/22/25	15,744
138,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	146,032
200,000	Ford Motor Credit Co. LLC, MTN, 4.389%, 1/8/26	210,214
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 90,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	$ 96,854
165,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	195,623
23,000	Goodyear Tire & Rubber Co. (The), 5.250%, 4/30/31	23,000
32,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	31,800
24,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	23,294
221,000	Home Depot, Inc. (The), 5.950%, 4/1/41	306,026
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	326,316
72,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	76,050
16,000	L Brands, Inc., 5.250%, 2/1/28	17,160
300,000	Lowe's Cos, Inc., 4.500%, 4/15/30	345,821
8,000	Mattel, Inc., 144a, 3.375%, 4/1/26	8,260
27,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	27,000
14,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	15,785
20,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	23,325
38,000	Sonic Automotive, Inc., 6.125%, 3/15/27	39,520
14,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	14,000
160,000	Starbucks Corp., 3.350%, 3/12/50	155,250
24,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	26,460
66,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	70,785
8,000	Tri Pointe Homes, Inc., 5.700%, 6/15/28	8,842
1,470	United Airlines 2014-2 Class B Pass Through Trust, Ser B, 4.625%, 9/3/22	1,501
12,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	12,124
9,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	9,104
13,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	13,292
		2,503,086
	Materials — 1.1%
40,000	Alcoa Nederland Holding BV, 144a, 6.750%, 9/30/24	41,340
12,000	Arconic Corp., 144a, 6.125%, 2/15/28	12,818
5,000	Arconic Corp., 144a, 6.000%, 5/15/25	5,389
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	94,413
2,000	Commercial Metals Co., 3.875%, 2/15/31	1,963
22,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	22,193
120,000	Eagle Materials, Inc., 4.500%, 8/1/26	123,934
64,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	68,007
16,000	Hudbay Minerals, Inc. (Peru), 144a, 4.500%, 4/1/26	16,629
12,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	12,810
11,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	11,259
20,000	Mercer International, Inc. (Germany), 144a, 5.125%, 2/1/29	20,720
14,000	Mineral Resources Ltd. (Australia), 144a, 8.125%, 5/1/27	15,477
9,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	9,281
3,000	Novelis Corp., 144a, 4.750%, 1/30/30	3,090
40,000	Novelis Corp., 144a, 5.875%, 9/30/26	41,872
24,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	24,549
293,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	341,336
11,000	Tronox, Inc., 144a, 4.625%, 3/15/29	11,014
13,000	US Concrete, Inc., 144a, 5.125%, 3/1/29	13,390
238,000	Vulcan Materials Co., 4.500%, 4/1/25	266,114
10,000	WR Grace & Co., 144a, 4.875%, 6/15/27	10,352
		1,167,950
	Total Corporate Bonds	$42,364,611
	U.S. Treasury Obligations — 24.3%
1,565,000	U.S. Treasury Bond, 1.375%, 11/15/40	1,327,560

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Treasury Obligations — 24.3% (Continued)
$5,095,000	U.S. Treasury Bond, 1.875%, 2/15/41	$ 4,731,981
5,360,000	U.S. Treasury Note, 0.125%, 2/28/23	5,356,650
1,865,000	U.S. Treasury Note, 0.250%, 10/31/25	1,815,170
5,580,000	U.S. Treasury Note, 0.375%, 3/31/22	5,596,130
3,523,000	U.S. Treasury Note, 0.625%, 5/15/30	3,203,590
2,790,000	U.S. Treasury Note, 1.500%, 9/30/21	2,809,944
515,000	U.S. Treasury Note, 1.500%, 11/30/24	532,321
	Total U.S. Treasury Obligations	$25,373,346
	Asset-Backed Securities — 9.0%
265,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.362%, 10/22/30(A)	265,011
375,000	Apidos CLO XXIII (Cayman Islands), Ser 2015-23A, Class AR, 144a, (3M LIBOR +1.220%), 1.461%, 4/15/33(A)	376,296
400,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.241%, 1/15/33(A)	401,483
238,595	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	240,324
275,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.574%, 10/21/31(A)	275,744
143,560	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	143,788
710,500	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	748,547
468,634	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	479,618
150,279	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	151,185
74,357	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	74,681
39,599	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	39,757
297,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	305,375
268,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	283,319
241,250	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	255,711
700,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.824%, 10/21/30(A)	700,062
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 1.874%, 4/20/31(A)	275,000
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 4/20/32(A)	275,029
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR +1.550%), 1.791%, 10/15/32(A)	350,705
400,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.094%, 11/15/32(A)	400,831
750,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 1.186%, 7/15/38(A)	749,533
312,675	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	311,966
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	329,375
Principal Amount		Market Value
	Asset-Backed Securities — 9.0% (Continued)
$ 335,879	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.735%, 3/25/58(A)(B)	$ 355,833
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.371%, 10/15/30(A)	380,018
275,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.494%, 7/20/32(A)	275,101
894,938	Wendy's Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	919,915
	Total Asset-Backed Securities	$9,364,207
	U.S. Government Mortgage-Backed Obligations — 8.1%
63,529	FHLMC, Pool #A95946, 4.000%, 1/1/41	70,042
50,337	FHLMC, Pool #A96485, 4.500%, 1/1/41	56,077
13,366	FHLMC, Pool #G03217, 5.500%, 9/1/37	15,137
8,505	FHLMC, Pool #G03781, 6.000%, 1/1/38	10,004
319,572	FHLMC, Pool #G05624, 4.500%, 9/1/39	360,461
432,839	FHLMC, Pool #Q29056, 4.000%, 10/1/44	479,180
186,936	FHLMC, Pool #Q29260, 4.000%, 10/1/44	206,917
4,244	FNMA, Pool #561741, 7.500%, 1/1/31	4,847
258,794	FNMA, Pool #725423, 5.500%, 5/1/34	301,859
233,645	FNMA, Pool #725610, 5.500%, 7/1/34	273,204
5,695	FNMA, Pool #889734, 5.500%, 6/1/37	6,684
36,773	FNMA, Pool #AB1149, 5.000%, 6/1/40	42,791
36,779	FNMA, Pool #AB1800, 4.000%, 11/1/40	40,730
61,793	FNMA, Pool #AD3795, 4.500%, 4/1/40	69,432
94,386	FNMA, Pool #AD9150, 5.000%, 8/1/40	109,836
176,314	FNMA, Pool #AD9193, 5.000%, 9/1/40	202,784
116,691	FNMA, Pool #AE0548, 4.500%, 11/1/40	131,578
88,847	FNMA, Pool #AE4429, 4.000%, 10/1/40	98,368
5,158	FNMA, Pool #AH2666, 4.000%, 1/1/26	5,493
9,091	FNMA, Pool #AH3493, 4.000%, 2/1/26	9,692
130,658	FNMA, Pool #AJ5457, 4.000%, 11/1/41	143,305
145,337	FNMA, Pool #AL0054, 4.500%, 2/1/41	163,851
302,829	FNMA, Pool #AL5718, 3.500%, 9/1/44	327,618
344,307	FNMA, Pool #AR9195, 3.000%, 3/1/43	366,096
133,465	FNMA, Pool #AS7813, 4.000%, 8/1/46	146,131
317,194	FNMA, Pool #AT2016, 3.000%, 4/1/43	336,947
294,078	FNMA, Pool #BC1158, 3.500%, 2/1/46	315,300
395,370	FNMA, Pool #FM4996, 2.000%, 12/1/50	395,205
555,859	FNMA, Pool #FM5166, 3.000%, 12/1/50	582,675
527,207	FNMA, Pool #FM5279, 3.500%, 11/1/50	556,490
370,825	FNMA, Pool #FM5468, 2.500%, 1/1/36	389,515
378,512	FNMA, Pool #FM5682, 2.500%, 1/1/51	389,018
153,205	FNMA, Pool #MA1175, 3.000%, 9/1/42	162,072
92,680	FNMA, Pool #MA2177, 4.000%, 2/1/35	101,623
558,927	FNMA, Pool #MA4166, 3.000%, 10/1/40	585,155
121,100	GNMA, Pool #4853, 4.000%, 11/20/40	134,109
87,317	GNMA, Pool #4883, 4.500%, 12/20/40	97,913
342,792	GNMA, Pool #5175, 4.500%, 9/20/41	384,396
32,601	GNMA, Pool #736696, 4.500%, 5/15/40	36,629
181,901	GNMA, Pool #AD1745, 3.000%, 2/20/43	193,952
131,948	GNMA, Pool #MA1157, 3.500%, 7/20/43	143,339
	Total U.S. Government Mortgage-Backed Obligations	$8,446,455
	Commercial Mortgage-Backed Securities — 4.8%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	750,327
750,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.356%, 7/15/35(A)	749,535
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.056%, 2/15/29(A)	500,000
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	382,163

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 4.8% (Continued)
$ 375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	$ 382,722
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	260,133
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	349,707
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48(A)(B)	331,571
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	756,031
498,994	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	501,033
	Total Commercial Mortgage-Backed Securities	$4,963,222
Shares
Exchange-Traded Fund — 4.7%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	4,946,527
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 4.4%
$ 156,308	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.607%, 7/25/43(A)(B)	159,065
506,558	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.553%, 6/25/45(A)(B)	521,431
415,763	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.704%, 10/25/45(A)(B)	433,447
406,195	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.392%, 5/25/43(A)(B)	414,238
369,555	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.926%, 1/25/45(A)(B)	383,549
239,181	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.815%, 12/25/44(A)(B)	242,769
157,849	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	167,928
1,070	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	1,076
206,081	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.480%, 3/25/43(A)(B)	209,534
520,853	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.509%, 1/25/47(A)(B)	535,887
86,197	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	59,593
132,059	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.612%, 2/25/43(A)(B)	135,071
135,658	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.545%, 8/25/43(A)(B)	139,120
172,386	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.500%, 5/25/43(A)(B)	177,660
459,976	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.817%, 8/25/48(A)(B)	489,582
416,853	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.817%, 8/25/48(A)(B)	443,684
29,164	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	29,496
	Total Non-Agency Collateralized Mortgage Obligations	$4,543,130
	Agency Collateralized Mortgage Obligations — 1.2%
739,967	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	811,372
Principal Amount		MarketValue
	Agency Collateralized Mortgage Obligations — 1.2% (Continued)
$ 35,353	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	$ 36,237
360,607	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	382,764
	Total Agency Collateralized Mortgage Obligations	$1,230,373
	Sovereign Government Obligations — 0.7%
437,000	Peruvian Government International Bond, 2.780%, 12/1/60	359,437
432,000	Province of British Columbia Canada, 1.300%, 1/29/31	406,078
	Total Sovereign Government Obligations	$765,515
Shares
	Short-Term Investment Funds — 2.6%
2,434,068	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	2,434,068
329,479	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	329,479
	Total Short-Term Investment Funds	$2,763,547
	Total Investment Securities—100.5% (Cost $101,951,858)	$104,760,933
	Liabilities in Excess of Other Assets — (0.5%)	(560,381)
	Net Assets — 100.0%	$104,200,552
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $214,072.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $28,545,107 or 27.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$42,364,611	$—	$42,364,611
U.S. Treasury Obligations	—	25,373,346	—	25,373,346
Asset-Backed Securities	—	9,364,207	—	9,364,207
U.S. Government Mortgage-Backed Obligations	—	8,446,455	—	8,446,455
Commercial Mortgage-Backed Securities	—	4,963,222	—	4,963,222
Exchange-Traded Fund	4,946,527	—	—	4,946,527
Non-Agency Collateralized Mortgage Obligations	—	4,543,130	—	4,543,130
Agency Collateralized Mortgage Obligations	—	1,230,373	—	1,230,373
Sovereign Government Obligations	—	765,515	—	765,515
Short-Term Investment Funds	2,763,547	—	—	2,763,547
Other Financial Instruments*
Futures
Interest rate contracts	11,227	—	—	11,227
Total Assets	$7,721,301	$97,050,859	$—	$104,772,160
Liabilities:
Other Financial Instruments*
Futures
Interest rate contracts	$(14,003)	$—	$—	$(14,003)
Total	$7,707,298	$97,050,859	$—	$104,758,157
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts.
Futures Contracts
At March 31, 2021, $37,088 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
Ultra Long U.S. Treasury Bond Futures	6/21/2021	8	$1,460,977	$11,227
Long Futures:
5-Year U.S. Treasury Note Futures	6/30/2021	48	5,937,128	(14,003)
				$(2,776)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 100.1%
	Information Technology — 25.8%
121,115	Apple, Inc.	$ 14,794,197
22,843	International Business Machines Corp.	3,044,058
75,346	Microsoft Corp.	17,764,326
82,852	Oracle Corp.	5,813,725
32,289	salesforce.com, Inc.*	6,841,071
41,743	SS&C Technologies Holdings, Inc.	2,916,583
25,987	Texas Instruments, Inc.	4,911,283
17,494	Visa, Inc. - Class A	3,704,005
15,533	Workday, Inc. - Class A*	3,858,863
		63,648,111
	Communication Services — 19.8%
8,170	Alphabet, Inc. - Class C*	16,900,707
88,597	AT&T, Inc.	2,681,831
117,967	Comcast Corp. - Class A	6,383,194
45,692	Facebook, Inc. - Class A*	13,457,665
67,213	Fox Corp. - Class A	2,427,062
8,196	Netflix, Inc.*	4,275,525
14,328	Walt Disney Co. (The)*	2,643,803
		48,769,787
	Consumer Discretionary — 13.0%
16,143	Alibaba Group Holding Ltd. (China) ADR*	3,660,102
3,978	Amazon.com, Inc.*	12,308,250
41,770	Hilton Worldwide Holdings, Inc.	5,050,828
43,706	JD.com, Inc. (China) ADR*	3,685,727
29,058	Starbucks Corp.	3,175,168
105,261	Trip.com Group Ltd. (China) ADR*	4,171,494
		32,051,569
	Financials — 12.1%
181,281	Bank of America Corp.	7,013,762
34,209	Berkshire Hathaway, Inc. - Class B*	8,739,373
26,580	Goldman Sachs Group, Inc. (The)	8,691,660
23,844	Signature Bank	5,391,128
		29,835,923
	Health Care — 11.2%
25,407	AmerisourceBergen Corp.	2,999,804
77,056	Bristol-Myers Squibb Co.	4,864,545
33,593	HCA Healthcare, Inc.	6,326,906
43,542	Johnson & Johnson	7,156,128
16,842	UnitedHealth Group, Inc.	6,266,403
		27,613,786
	Industrials — 8.8%
11,327	Deere & Co.	4,237,884
7,486	FedEx Corp.	2,126,323
27,193	Hubbell, Inc.	5,082,100
Shares		Market Value

	Industrials — (Continued)
12,785	Parker-Hannifin Corp.	$ 4,032,773
79,709	Raytheon Technologies Corp.	6,159,114
		21,638,194
	Consumer Staples — 3.5%
48,551	Monster Beverage Corp.*	4,422,511
46,964	Philip Morris International, Inc.	4,167,585
		8,590,096
	Real Estate — 2.4%
32,714	Jones Lang LaSalle, Inc.*	5,857,115
	Energy — 1.9%
50,133	Exxon Mobil Corp.	2,798,926
67,838	Schlumberger NV	1,844,515
		4,643,441
	Materials — 1.6%
50,117	DuPont de Nemours, Inc.	3,873,042
	Total Common Stocks	$246,521,064
	Short-Term Investment Fund — 0.0%
5	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	5
	Total Investment Securities—100.1% (Cost $132,725,197)	$246,521,069
	Liabilities in Excess of Other Assets — (0.1%)	(274,286)
	Net Assets — 100.0%	$246,246,783
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$246,521,064	$—	$—	$246,521,064
Short-Term Investment Fund	5	—	—	5
Total	$246,521,069	$—	$—	$246,521,069
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Health Care — 20.8%
8,000	Addus HomeCare Corp.*	$ 836,720
55,500	Allscripts Healthcare Solutions, Inc.*	833,333
18,272	Anika Therapeutics, Inc.*	745,315
2,136	Bio-Techne Corp.	815,802
1,960	Chemed Corp.	901,247
10,783	Encompass Health Corp.	883,128
9,400	Ensign Group, Inc. (The)	882,096
13,968	Globus Medical, Inc. - Class A*	861,407
7,740	Haemonetics Corp.*	859,217
12,792	Integra LifeSciences Holdings Corp.*	883,799
5,531	ModivCare, Inc.*	819,252
22,597	NuVasive, Inc.*	1,481,459
5,631	Omnicell, Inc.*	731,298
46,818	Premier, Inc. - Class A	1,584,789
17,500	Progyny, Inc.*	778,925
17,200	Tactile Systems Technology, Inc.*	937,228
3,000	Vericel Corp.*	166,650
22,400	Vocera Communications, Inc.*	861,504
		15,863,169
	Information Technology — 19.9%
26,300	8x8, Inc.*	853,172
5,558	Aspen Technology, Inc.*	802,186
40,500	Box, Inc. - Class A*	929,880
31,031	Cognyte Software Ltd. (Israel)*	862,972
13,800	CommVault Systems, Inc.*	890,100
11,000	Envestnet, Inc.*	794,530
9,587	ExlService Holdings, Inc.*	864,364
7,985	J2 Global, Inc.*	957,082
28,070	KBR, Inc.	1,077,607
10,387	MAXIMUS, Inc.	924,859
25,908	Onto Innovation, Inc.*	1,702,415
8,728	Qualys, Inc.*	914,520
8,600	SPS Commerce, Inc.*	854,066
39,800	Tower Semiconductor Ltd. (Israel)*	1,115,992
18,431	Verint Systems, Inc.*	838,426
11,300	WNS Holdings Ltd. (India) ADR*	818,572
		15,200,743
	Industrials — 19.7%
12,600	Arcosa, Inc.	820,134
9,117	ASGN, Inc.*	870,127
10,000	Clean Harbors, Inc. *	840,600
9,382	Crane Co.	881,064
7,200	Curtiss-Wright Corp.	853,920
9,300	Forward Air Corp.	825,933
59,100	Great Lakes Dredge & Dock Corp.*	861,678
23,300	Herman Miller, Inc.	958,795
9,948	ITT, Inc.	904,373
44,700	JELD-WEN Holding, Inc.*	1,237,743
6,500	John Bean Technologies Corp.	866,710
13,000	Mercury Systems, Inc.*	918,450
9,433	Quanta Services, Inc.	829,915
4,300	RBC Bearings, Inc.*	846,111
19,280	Rexnord Corp.	907,895
15,100	SkyWest, Inc.	822,648
6,461	Woodward, Inc.	779,390
		15,025,486
	Consumer Discretionary — 15.5%
42,500	American Eagle Outfitters, Inc.	1,242,700
33,992	Aritzia, Inc. (Canada)*	789,820
15,100	Foot Locker, Inc.	849,375
Shares		Market Value

	Consumer Discretionary — (Continued)
5,500	Fox Factory Holding Corp.*	$ 698,830
15,896	frontdoor, Inc.*	854,410
7,900	Grand Canyon Education, Inc.*	846,090
9,500	Malibu Boats, Inc.*	756,960
8,900	Oxford Industries, Inc.	778,038
18,700	Skyline Champion Corp.*	846,362
22,664	Steven Madden Ltd.	844,461
8,578	Texas Roadhouse, Inc.*	822,973
3,900	TopBuild Corp.*	816,777
42,300	Tri Pointe Homes, Inc.*	861,228
19,300	Zumiez, Inc.*	827,970
		11,835,994
	Financials — 9.9%
6,900	Evercore, Inc. - Class A	909,006
71,300	FNB Corp.	905,510
12,992	Glacier Bancorp, Inc.	741,583
47,800	Old National Bancorp	924,452
18,700	Pacific Premier Bancorp, Inc.	812,328
18,200	PROG Holdings, Inc.	787,878
47,200	Umpqua Holdings Corp.	828,360
14,473	Webster Financial Corp.	797,607
9,377	Western Alliance Bancorp	885,564
		7,592,288
	Real Estate — 6.7%
12,900	Agree Realty Corp. REIT	868,299
66,345	Corporate Office Properties Trust REIT	1,746,864
42,000	Healthcare Realty Trust, Inc. REIT	1,273,440
36,000	STAG Industrial, Inc. REIT	1,209,960
		5,098,563
	Communication Services — 3.3%
33,600	Cargurus, Inc.*	800,688
13,161	Cogent Communications Holdings, Inc.	904,950
40,780	QuinStreet, Inc.*	827,834
		2,533,472
	Materials — 1.3%
7,100	Eagle Materials, Inc.	954,311
	Consumer Staples — 1.0%
40,477	Mission Produce, Inc.*	769,468
	Total Common Stocks	$74,873,494
	Short-Term Investment Fund — 2.2%
1,711,728	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	1,711,728
	Total Investment Securities—100.3% (Cost $50,836,220)	$76,585,222
	Liabilities in Excess of Other Assets — (0.3%)	(222,386)
	Net Assets — 100.0%	$76,362,836
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$74,873,494	$—	$—	$74,873,494
Short-Term Investment Fund	1,711,728	—	—	1,711,728
Total	$76,585,222	$—	$—	$76,585,222
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Aggressive ETF Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Exchange-Traded Funds~ — 97.4%
	Equity Funds — 80.7%
5,821	iShares Core S&P Mid-Cap ETF	$ 1,515,090
3,923	iShares Core S&P Small-Cap ETF	425,763
77,911	Vanguard FTSE Developed Markets ETF	3,826,209
25,701	Vanguard FTSE Emerging Markets ETF†	1,337,737
24,565	Vanguard S&P 500 ETF	8,949,029
8,339	Vanguard Value ETF	1,096,245
		17,150,073
	Fixed Income Funds — 16.7%
5,088	iShares Broad USD High Yield Corporate Bond ETF	209,575
21,828	iShares Core Total USD Bond Market ETF	1,151,427
12,858	iShares Core U.S. Aggregate Bond ETF	1,463,626
4,460	Vanguard Intermediate-Term Corporate Bond ETF	414,914
5,552	Vanguard Total International Bond ETF†	317,130
		3,556,672
	Total Exchange-Traded Funds	$20,706,745
	Short-Term Investment Funds — 3.9%
613,083	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	613,083
223,667	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞,Ω,**	223,667
	Total Short-Term Investment Funds	$836,750
	Total Investment Securities—101.3% (Cost $15,811,129)	$21,543,495
	Liabilities in Excess of Other Assets — (1.3)%	(283,593)
	Net Assets — 100.0%	$21,259,902
~	The financial statements of the underlying funds can be found on the SEC website.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $219,294.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,706,745	$—	$—	$20,706,745
Short-Term Investment Funds	836,750	—	—	836,750
Total	$21,543,495	$—	$—	$21,543,495
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Conservative ETF Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Exchange-Traded Funds~ — 98.2%
	Fixed Income Funds — 57.1%
12,608	iShares Broad USD High Yield Corporate Bond ETF	$ 519,323
7,586	iShares Core 1-5 Year USD Bond ETF	389,086
43,860	iShares Core Total USD Bond Market ETF	2,313,615
23,708	iShares Core U.S. Aggregate Bond ETF	2,698,682
8,207	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	251,791
8,229	Vanguard Intermediate-Term Corporate Bond ETF	765,544
6,799	Vanguard Total International Bond ETF	388,359
		7,326,400
	Equity Funds — 41.1%
1,787	iShares Core S&P Mid-Cap ETF	465,120
1,209	iShares Core S&P Small-Cap ETF	131,213
21,268	Vanguard FTSE Developed Markets ETF	1,044,471
7,280	Vanguard FTSE Emerging Markets ETF†	378,924
8,002	Vanguard S&P 500 ETF	2,915,129
2,559	Vanguard Value ETF	336,406
		5,271,263
	Total Exchange-Traded Funds	$12,597,663
	Short-Term Investment Funds — 5.1%
273,321	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	273,321
381,971	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞,Ω,**	381,971
	Total Short-Term Investment Funds	$655,292
	Total Investment Securities—103.3% (Cost $10,773,073)	$13,252,955
	Liabilities in Excess of Other Assets — (3.3)%	(424,955)
	Net Assets — 100.0%	$12,828,000
~	The financial statements of the underlying funds can be found on the SEC website.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $375,124.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$12,597,663	$—	$—	$12,597,663
Short-Term Investment Funds	655,292	—	—	655,292
Total	$13,252,955	$—	$—	$13,252,955
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Moderate ETF Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Exchange-Traded Funds~ — 97.7%
	Equity Funds — 61.0%
3,831	iShares Core S&P Mid-Cap ETF	$ 997,133
2,467	iShares Core S&P Small-Cap ETF	267,744
45,300	Vanguard FTSE Developed Markets ETF	2,224,683
14,905	Vanguard FTSE Emerging Markets ETF†	775,805
15,861	Vanguard S&P 500 ETF	5,778,162
5,587	Vanguard Value ETF	734,467
		10,777,994
	Fixed Income Funds — 36.7%
8,585	iShares Broad USD High Yield Corporate Bond ETF	353,616
8,592	iShares Core 1-5 Year USD Bond ETF	440,684
36,541	iShares Core Total USD Bond Market ETF†	1,927,538
20,773	iShares Core U.S. Aggregate Bond ETF	2,364,590
5,588	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	171,440
8,416	Vanguard Intermediate-Term Corporate Bond ETF	782,940
7,722	Vanguard Total International Bond ETF	441,081
		6,481,889
	Total Exchange-Traded Funds	$17,259,883
	Short-Term Investment Funds — 11.5%
444,063	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	444,063
1,583,635	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞,Ω,**	1,583,635
	Total Short-Term Investment Funds	$2,027,698
	Total Investment Securities—109.2% (Cost $15,476,839)	$19,287,581
	Liabilities in Excess of Other Assets — (9.2)%	(1,628,332)
	Net Assets — 100.0%	$17,659,249
~	The financial statements of the underlying funds can be found on the SEC website.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $1,553,973.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,259,883	$—	$—	$17,259,883
Short-Term Investment Funds	2,027,698	—	—	2,027,698
Total	$19,287,581	$—	$—	$19,287,581
See accompanying Notes to Portfolios of Investments.

Notes to Portfolio of Investments
March 31, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.